Commitments and Contingencies (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) claim
Secretariat of the Federal Revenue Bureau of Brazil [Member] | Pending litigation [Member] | Potential tax liability [Member]
Loss Contingencies [Line Items]
Loss contingency, number of claims pending | claim	11
Loss contingency, value of damages sought	$ 15
Loss contingency, number of additional claims filed | claim	24
Loss contingency, potential additional claims amount sought	$ 56
Number of total pending and potential pending claims | claim	35
Secretariat of the Federal Revenue Bureau of Brazil [Member] | Pending litigation [Member] | Potential tax liability [Member] | Maximum
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss	$ 71
SunGard [Member]
Loss Contingencies [Line Items]
Liability for acquired contingencies	$ 75